Net Income (Expense) from Financial Operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Finance Income Cost Text Block [Abstract]
Schedule of income (expense) from financial operations
	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Net income/(expense) from financial assets for trading at FVTPL
Financial derivative contracts	70,001	(25,405)	41,559
Debt financial instruments	8,139	(4,841)	1,449
Other financial instrumets	51	24	239
Subtotal	78,191	(30,222)	43,247
Net income from financial liabilities for trading at FVTPL
Financial derivative contracts	-	1,620	-
Subtotal	-	1,620	-
Net income from non-current assets and groups available for sale not admissible as discontinued operations
Financial assets at amortised cost	2,088	2,745	(1,238)
Financial assets at fair value through OCI	(20,173)	23,188	81,897
Financial liabilities at amortised cost	16,457	(3,734)	(33,106)
Subtotal	(1,628)	22,199	47,553
Net income from exchange, adjustment and hedge accounting of foreign currency
Net income from foreign currency exchange	260,428	(481,340)	90,133
Net income from readjustment of foreign currency
Financial assets at amortised cost	1,856	18,954	(3,608)
Others assets	1,353	(159)	96
Financial liabilities at FVTPL	(760)	-	-
Net income from hege accounting of foreign currency risk	(122,262)	587,976	(27,624)
Subtotal	140,615	125,431	58,997

Total income (expense) from financial operations	217,178	119,028	149,797